Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
As at June 30, 2018 and December 31, 2017, the Company’s accumulated other comprehensive income (loss) (or AOCI) consisted of the following components:

	June 30,	December 31,
	2018	2017
	$	$
Unrealized gain on qualifying cash flow hedging instruments	4,421	1,409
Pension adjustments, net of tax recoveries	(2,601)	(10,697)
Foreign exchange gain on currency translation	3,343	3,293
	5,163	(5,995)